United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here id Amendment[ ]; Amendment Number: _______
 This amendment (Check only one.):	[ ] is a restatement.
	[ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:	Academy Capital Management
Address: 	500 N. Valley Mills Suite 200
	Waco, TX 76710

Form 13F File Number:	28-05974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager?

Name:	Terry Joel Adam JR.
Title:	President
Phone:	254-751-0555

Signature, Place, and Date of Signing:

Electronically filed in Waco, TX on February 14, 2005

Report Type (Check only once.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ]13F COMBINATION REPROT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

28-5974 None

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	33

Form 13F Information Table Value Total:	$179,487,000.00

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-________________	None

	[Repeat as necessary.]

FORM 13F INFORMATION TABLE

	TITLE OF		VALUE	SHRS OR 	SH /	PUT/ 	INVESTMENT	OTHER 	VOTING AUTHORITY
NAME OF INSURER	 CLASS	CUSSIP	 (X$100)	PRN AMT	 PRN	CALL	DISCRETION	MANAGERS	SOLE	SHARED	NONE
Altria Group Inc	com	02209s103	235	3150	SH		sole		3150	0	0
BP Amoco PLC	com	055622104	264	4104	SH		sole		4104	0	0
Microsoft Corp	com	594918104	322	12314	SH		sole		12314	0	0
Pepsico Inc	com	713448108	419	7084	SH		sole		7084	0	0
General Electric Co.	com	369604103	531	15155	SH		sole		15155	0	0
Exxon Mobil Corp	com	30231g102	1457	25946	SH		sole		25946	0	0
Abbott Laboratories	com	002824100	1647	41773	SH		sole		41773	0	0
Wyeth	com	983024100	2541	55162	SH		sole		55162	0	0
Mercury General Corp	com	589400100	2573	44195	SH		sole		44195	0	0
MBIA Inc	com	55262c100	4107	68276	SH		sole		68276	0	0
TJX Companies Inc	com	872540109	4152	178751	SH		sole		178751	0	0
Forest Laboratories Inc	com	345838106	4192	103050	SH		sole		103050	0	0
American Express Co	com	025816109	4330	84140	SH		sole		84140	0	0
Freddie Mac	com	313400301	4537	69431	SH		sole		69431	0	0
Proassurance Corp	com	74267c106	5004	102872	SH		sole		102872	0	0
Bristol Myers Squibb	com	110122108	5032	218965	SH		sole		218965	0	0
Home Depot Inc	com	437076102	5336	131819	SH		sole		131819	0	0
Coca-Cola Co.	com	191216100	5856	145271	SH		sole		145271	0	0
ITT Educational Svcs	com	45068b109	5972	101024	SH		sole		101024	0	0
Time Warner Inc	com	887317105	6409	367471	SH		sole		367471	0	0
Comcast Corp	com	20030n200	7023	273365	SH		sole		273365	0	0
Allstate Corp	com	020002101	7025	129917	SH		sole		129917	0	0
Johnson & Johnson	com	478160104	7025	116883	SH		sole		116883	0	0
FNMA	com	313586109	7431	152252	SH		sole		152252	0	0
Marsh & McLennan Co.	com	571748102	7514	236572	SH		sole		236572	0	0
Wal-Mart Stores	com	931142103	7949	169842	SH		sole		169842	0	0
Career Education Corp	com	141665109	8205	243315	SH		sole		243315	0	0
Berkshire Hathaway 	com	084670207	8398	2861	SH		sole		2861	0	0
American Int'l Group	com	026874107	9469	138782	SH		sole		138782	0	0
Corinthian Colleges Inc	com	218868107	9843	836275	SH		sole		836275	0	0
Anheuser-Busch Cos Inc	com	035229103	11471	267012	SH		sole		267012	0	0
Pfizer, Inc.	com	717081103	11477	492167	SH		sole		492167	0	0
Merck & Company	com	589331107	11742	369130	SH		sole		369130	0	0
